CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012
Shareholders equity:
Common Stock Authorized	20,000,000	20,000,000
Common Stock Issued	2,229,609	2,229,609
Treasury stock, shares	160,386	160,386
ZHEJIANG
Shareholders equity:
Common Stock Issued	61,200,000	61,200,000